UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21074

Cohen & Steers Premium Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value

COMMON STOCK 118.6%
DIVERSIFIED 15.3%
British Land Co., PLC (United Kingdom)	238,400	$5,716,617
Colonial Properties Trust	439,200	15,064,560
Entertainment Properties Trust	151,900	7,716,520
iStar Financial	390,900	13,286,691
Unibail-Rodamco (France)	45,500	11,710,320
Vornado Realty Trust	509,500	55,713,825
		109,208,533
HEALTH CARE 22.6%
HCP	865,200	28,698,684
Health Care REIT	555,800	24,588,592
Nationwide Health Properties	955,000	28,774,150
Omega Healthcare Investors	353,000	5,482,090
Senior Housing Properties Trust	800,945	17,668,847
Ventas	1,354,300	56,068,020
		161,280,383
HOTEL 5.2%
DiamondRock Hospitality Co.	523,900	9,121,099
Hospitality Properties Trust	407,200	16,552,680
Strategic Hotels & Resorts	570,600	11,748,654
		37,422,433
INDUSTRIAL 3.9%
DCT Industrial Trust	778,329	8,149,105
First Industrial Realty Trust	133,200	5,177,484
ING Industrial Fund (Australia)	2,822,359	7,087,509
ProLogis European Properties (Netherlands)	417,900	7,061,467
		27,475,565
MORTGAGE 3.7%
Annaly Capital Management	242,911	3,869,572
Gramercy Capital Corp.	675,000	16,989,750

	Number of Shares	Value

Newcastle Investment Corp.	327,619	$5,772,647
		26,631,969
OFFICE 20.4%
BioMed Realty Trust	341,536	8,231,018
Boston Properties	192,600	20,011,140
Brandywine Realty Trust	1,024,382	25,927,108
Derwent London PLC (United Kingdom)	224,500	7,698,314
Highwoods Properties	509,200	18,672,364
HRPT Properties Trust	537,200	5,312,908
ING Office Fund (Australia)	4,452,512	7,032,667
Mack-Cali Realty Corp.(a)	816,300	33,549,930
Maguire Properties	507,800	13,116,474
Parkway Properties	136,900	6,042,766
		145,594,689
OFFICE/INDUSTRIAL 7.2%
EastGroup Properties	123,200	5,576,032
First Potomac Realty Trust	204,977	4,468,498
Liberty Property Trust	823,900	33,129,019
Mission West Properties	662,900	8,054,235
		51,227,784
RESIDENTIAL—APARTMENT 20.7%
American Campus Communities	331,784	9,717,953
Apartment Investment & Management Co.	357,800	16,147,514
AvalonBay Communities	320,100	37,791,006
Camden Property Trust	317,300	20,386,525
Education Realty Trust	611,800	8,259,300
GMH Communities Trust	409,100	3,170,525
Home Properties	445,959	23,270,141
Mid-America Apartment Communities	228,500	11,390,725
UDR	715,900	17,410,688
		147,544,377

	Number of Shares	Value

SELF STORAGE 3.0%
Extra Space Storage	367,700	$5,658,903
Sovran Self Storage	225,000	10,314,000
U-Store-It Trust	388,700	5,130,840
		21,103,743
SHOPPING CENTER 16.6%
COMMUNITY CENTER 7.7%
Cedar Shopping Centers	605,100	8,241,462
Developers Diversified Realty Corp.	480,291	26,833,858
Inland Real Estate Corp.	279,200	4,324,808
Ramco-Gershenson Properties Trust	494,000	15,432,560
		54,832,688
REGIONAL MALL 8.9%
Glimcher Realty Trust	598,900	14,074,150
Macerich Co.	562,600	49,272,508
		63,346,658
TOTAL SHOPPING CENTER		118,179,346

TOTAL COMMON STOCK (Identified cost—$562,560,992)		845,668,822

PREFERRED SECURITIES—$25 PAR VALUE 31.6%
DIVERSIFIED 4.8%
Colonial Properties Trust, 8.125%, Series D	190,300	4,831,717
Digital Realty Trust, 8.50%, Series A	130,600	3,338,136
Digital Realty Trust, 7.875%, Series B	42,000	1,020,600
Duke Realty Corp., 6.625%, Series J	123,500	2,800,980
Duke Realty Corp., 6.95%, Series M	104,000	2,428,400
Entertainment Properties Trust, 7.75%, Series B	110,000	2,636,700
iStar Financial, 7.875%, Series E	70,000	1,619,800
iStar Financial, 7.80%, Series F	200,000	4,556,000
iStar Financial, 7.65%, Series G	60,000	1,371,000
iStar Financial, 7.50%, Series I	80,000	1,753,600

	Number of Shares	Value

Lexington Corporate Properties Trust, 8.05%, Series B	35,279	$869,980
Lexington Realty Trust, 7.55%, Series D	180,000	4,206,600
Vornado Realty Trust, 6.75%, Series H	50,000	1,123,000
Vornado Realty Trust, 6.625%, Series I	80,000	1,776,000
		34,332,513
HEALTH CARE 1.3%
Health Care REIT, 7.875%, Series D	136,609	3,441,181
Health Care REIT, 7.625%, Series F	184,900	4,570,728
Omega Healthcare Investors, 8.375%, Series D	60,000	1,485,600
		9,497,509
HOTEL 5.6%
Ashford Hospitality Trust, 8.45%, Series D	101,800	2,371,940
Equity Inns, 8.75%, Series B	129,449	2,232,995
Equity Inns, 8.00%, Series C	107,100	1,729,665
Hospitality Properties Trust, 8.875%, Series B	99,925	2,505,120
Hospitality Properties Trust, 7.00%, Series C	100,000	2,175,000
Host Hotels & Resorts, 8.875%, Series E	84,000	2,152,500
LaSalle Hotel Properties, 8.00%, Series E	140,200	3,437,704
LaSalle Hotel Properties, 7.25%, Series G	165,000	3,664,650
Strategic Hotels & Resorts, 8.50%, Series A	121,200	2,848,200
Strategic Hotels & Resorts, 8.25%, Series B	105,000	2,515,800
Strategic Hotels & Resorts, 8.25%, Series C	368,000	8,721,600
Sunstone Hotel Investors, 8.00%, Series A	226,000	5,344,900
		39,700,074
INDUSTRIAL 0.5%
AMB Property Corp., 6.85%, Series P	68,600	1,618,274
First Industrial Realty Trust, 7.25%, Series J	100,000	2,387,000
		4,005,274
MORTGAGE 1.2%
Anthracite Capital, 8.25%, Series D	84,300	1,693,587
Newcastle Investment Corp., 9.75%, Series B	111,300	2,665,635
Newcastle Investment Corp., 8.05%, Series C	29,800	628,780

	Number of Shares	Value

Newcastle Investment Corp., 8.375%, Series D	50,000	$1,050,000
NorthStar Realty Finance Corp., 8.25%, Series B	124,700	2,494,000
		8,532,002
OFFICE 4.4%
BioMed Realty Trust, 7.375%, Series A	210,000	4,882,500
Brandywine Realty Trust, 7.50%, Series C	30,000	722,100
Cousins Properties, 7.75%, Series A	87,660	2,177,913
Cousins Properties, 7.50%, Series B	178,000	4,286,240
HRPT Properties Trust, 8.75%, Series B	400,000	10,128,000
HRPT Properties Trust, 7.125%, Series C	10,000	246,200
Kilroy Realty Corp., 7.50%, Series F	78,300	1,868,238
Maguire Properties, 7.625%, Series A	102,340	2,201,333
SL Green Realty Corp., 7.625%, Series C	191,234	4,675,671
		31,188,195
OFFICE/INDUSTRIAL 1.2%
PS Business Parks, 7.00%, Series H	122,000	2,745,000
PS Business Parks, 7.20%, Series M	24,900	579,174
PS Business Parks, 7.375%, Series O	120,000	2,815,200
PS Business Parks, 6.70%, Series P	104,800	2,268,920
		8,408,294
RESIDENTIAL—APARTMENT 3.3%
Apartment Investment & Management Co., 8.00%, Series T	99,835	2,470,916
Apartment Investment & Management Co., 7.75%, Series U	219,700	5,415,605
Apartment Investment & Management Co., 8.00%, Series V	185,400	4,573,818
Apartment Investment & Management Co., 7.875%, Series Y	166,000	4,106,840
Associated Estates Realty Corp., 8.70%, Series B	73,800	1,881,900
Mid-America Apartment Communities, 8.30%, Series H	120,800	3,020,000
Post Properties, 8.50%, Series A ($50 par value)	2,000	104,000
UDR, 6.75%, Series G	79,400	1,798,410
		23,371,489
SELF STORAGE 4.2%
Public Storage, 6.95%, Series H	60,000	1,399,800

	Number of Shares	Value

Public Storage, 7.25%, Series I	248,900	$6,115,473
Public Storage, 7.25%, Series K	371,600	9,067,040
Public Storage, 6.75%, Series L	405,000	9,193,500
Public Storage, 6.625%, Series M	179,800	3,982,570
		29,758,383
SHOPPING CENTER 5.1%
COMMUNITY CENTER 2.5%
Cedar Shopping Centers, 8.875%, Series A	40,000	1,010,400
National Retail Properties, 7.375%, Series C	80,000	1,905,600
Ramco-Gershenson Property Trust, 9.50%, Series B	189,100	4,728,446
Regency Centers Corp., 7.45%, Series C	44,300	1,083,135
Regency Centers Corp., 7.25%, Series D	110,000	2,680,700
Tanger Factory Outlet Centers, 7.50%, Series C	122,000	2,943,860
Urstadt Biddle Properties, 8.50%, Series C ($100 par value)(b)	16,000	1,752,000
Weingarten Realty Investors, 6.50%, Series F	83,000	1,833,470
		17,937,611
REGIONAL MALL 2.6%
CBL & Associates Properties, 7.75%, Series C	139,200	3,445,200
CBL & Associates Properties, 7.375%, Series D	221,000	5,290,740
Glimcher Realty Trust, 8.75%, Series F	35,000	849,450
Glimcher Realty Trust, 8.125%, Series G	88,000	2,069,760
Simon Property Group, 8.375%, Series J ($50 par value)(b)	70,800	4,177,200
Taubman Centers, 8.00%, Series G	100,000	2,500,000
		18,332,350
TOTAL SHOPPING CENTER		36,269,961

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$238,302,083)		225,063,694

		Principal Amount	Value

CORPORATE BOND 0.8%
HEALTH CARE
Ventas Realty LP/Capital Corp., 9.00%, due 5/1/12 (Identified cost—$4,911,365)		$5,000,000	$5,462,500
COMMERCIAL PAPER 0.4%
San Paolo U.S. Finance Co., 4.15%, due 10/1/07 (Identified cost—$3,047,000)		3,047,000	3,047,000

TOTAL INVESTMENTS (Identified cost—$808,821,440)	151.4%		1,079,242,016

OTHER ASSETS IN EXCESS OF LIABILITIES	1.4%		9,823,900

LIQUIDATION VALUE OF PREFERRED SHARES	(52.8)%		(376,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $22.51 per share based on 31,681,637 shares of common stock outstanding)	100.0%		$713,065,916

Glossary of Portfolio Abbreviation

REIT   Real Estate Investment Trust

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) 39,000 shares segregated as collateral for the interest rate swap transactions.

(b) Illiquid security. Aggregate holdings equal 0.8% of net assets applicable to common shares.

Interest rate swaps outstanding at September 30, 2007 are as follows:

		Fixed	Floating Rate(a)
	Notional	Rate	(reset monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Appreciation
Bank of America	$11,850,000	3.215%	5.720%	October 2, 2008	$198,135
Merrill Lynch Derivative Products AG	$38,000,000	3.660%	5.613%	October 18, 2007	50,931
Merrill Lynch Derivative Products AG	$38,000,000	4.160%	5.613%	October 18, 2009	340,529
Royal Bank of Canada	$11,850,000	3.680%	5.136%	October 22, 2008	128,430
Royal Bank of Canada	$41,000,000	4.258%	5.820%	March 9, 2010	317,154
UBS AG	$22,000,000	3.642%	5.613%	October 18, 2007	29,796
UBS AG	$30,000,000	4.640%	5.496%	October 20, 2008	24,795
UBS AG	$22,000,000	4.165%	5.613%	October 18, 2009	194,966
					$1,284,736

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2007.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Interest rate swaps are valued based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument.

Note 2. Income Tax Information

As of September 30, 2007, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$808,821,440

Gross unrealized appreciation	$298,209,751
Gross unrealized depreciation	(27,789,175)
Net unrealized appreciation	$270,420,576

Item 2.  Controls and Procedures

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)            During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)            Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin

 Name: Adam M. Derechin

Title: President

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: November 29, 2007